Note 16 - Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Exercise Price		Number of Warrants	Expiration Date
Series BB	$2.00		300,000	July 2018
Series HH	2.49		301,205	June 2023
Series II	3.04		275,000	June 2018
Series KK	1.918		391,032	March 2021
Series LL	0.01		9,777,130	August 2035
Series MM	2.50		150,000	September 2019
Series MM	2.50		150,000	October 2019
Total	$0.33	*	11,344,367